Contractual Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
2015	¥ 1,222,317
2016	1,190,985
2017	1,776,546
2018	1,025,441
2019	483,888
2020 and thereafter	4,154,764
Total	¥ 9,853,941	¥ 8,802,223